Note 6 - Accrued Liabilities (Tables)	3 Months Ended
Mar. 31, 2018
Notes Tables
Schedule of Accrued Liabilities [Table Text Block]
	March 31, 2018	December 31, 2017

Accrued personnel related costs	$266	$734
Accrued research and development expenses	960	176
Other accrued expenses	617	266
	$1,843	$1,176